Exhibit 99.1

KPMG LLP Suite 900 8350 Broad Street McLean, VA 22102

Independent Accountants’ Report on Applying Agreed-Upon Procedures

SPT Real Estate Capital, LLC (the “Company”)

Wells Fargo Securities, LLC

Morgan Stanley & Co. LLC

J.P. Morgan Securities LLC

Barclays Capital Inc.

BMO Capital Markets Corp.

Citigroup Global Markets Inc.

Capital One Securities, Inc.

Goldman Sachs & Co. LLC

(together, the “Specified Parties”):

Re: STWD 2022-FL3, Ltd. – Data File Procedures

We have performed the procedures described below on the specified attributes in an electronic data file entitled “STWD 2022-FL3 Accounting Tape.xlsx” provided by the Company on January 10, 2022 (the “Data File”) containing information on 24 collateral interests and the related 36 mortgaged properties as of January 9, 2022 (the “Cut-off Date”), which we were informed are intended to be included as collateral in the offering by STWD 2022-FL3, Ltd. The Company is responsible for the specified attributes identified by the Company in the Data File.

The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate to meet their intended purpose of assisting specified parties in evaluating the accuracy of the specified attributes in the Data File. This report may not be suitable for any other purpose. No other parties have agreed to or acknowledged the appropriateness of these procedures for the intended purpose or any other purpose.

The procedures performed may not address all the items of interest to a specified party of this report and may not meet the needs of all specified parties of this report and, as such, specified parties are responsible for determining whether the procedures performed are appropriate for their purposes. We make no representation regarding the appropriateness of the procedures either for the intended purpose or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the reporting threshold.
•	The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the reporting threshold.
•	The term “reporting threshold” means that dollar amounts and percentages were within $1.00 and 0.1%, respectively.
•	The term “Loan Files” means the copies of source documents provided by the Company and listed in Attachment A. We make no representation regarding the validity or accuracy of these documents.

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with KPMG International Limited, a private English company limited by guarantee.

•	The term “Instructions” means the instructions provided by the Company pertaining to a procedure attribute, or methodology as described in Attachment C.
•	The term “Compared Attributes” means the list of fields in the Data File which were selected by the Company for us to perform comparison procedures for and are listed in Attachment A.
•	The term “Recomputed Attributes” means the list of fields in the Data File which were selected by the Company for us to perform recomputation procedures for and are listed in Attachment B.
•	The term “Calculation Methodology” means the formula listed in the Calculation Methodology field of the Attachment B containing the calculation methodology for the Recomputed Attributes provided by the Company.
•	The term “Assumed LIBOR” means the LIBOR rate of 0.100% which we were instructed to use by the Company where applicable in the Calculation Methodology.
•	The term “Provided Information” means the Loan Files, Calculation Methodology, Assumed LIBOR and Instructions.

Prior to being provided the Data File, we received one or more earlier versions of the data file on which to perform our procedures. In performing those procedures, we identified differences which were communicated to the Specified Parties. The Data File represents the revised information reflecting resolution of differences communicated as determined appropriate by the Specified Parties. We performed the procedures on the Data File, and the results of those procedures are reflected herein.

The procedures we were instructed by the Company to perform and the associated findings are as follows:

A.	We compared the Compared Attributes in the Data File to the corresponding information set forth in the Loan Files, utilizing the Instructions, as applicable. The Specified Parties indicated that the absence of any of the information in the Loan Files or the inability to agree the indicated information from the Data File to the Loan Files for each of the attributes identified, utilizing the Instructions as applicable, constituted an exception. The document priority is the order provided by the Company, which is listed in the “Source Document(s)” column in Attachment A, with the highest priority document listed first.
B.	We recomputed the Recomputed Attributes in the Data File using (i) the corresponding information contained in the Data File, (ii) the Calculation Methodology, and (iii) the Instructions.

We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants, which involves us performing the specific procedures agreed to and acknowledged above and reporting on findings based on performing those procedures. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported.

We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

The procedures performed were applied based on the information included in the Data File and Provided Information, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information provided to us by the Company, (ii) the physical existence of the collateral interests and related mortgaged properties, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the collateral interests to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such collateral interests being securitized, (iii) the compliance of the originator of the collateral interests with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the collateral interests and related mortgaged properties that would be material to the likelihood that the issuer of the securities will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by the nationally recognized statistical rating organizations (“NRSROs”).

The terms of our engagement are such that we have no responsibility to update this report because of events and circumstances that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.

/s/ KPMG LLP

McLean, Virginia
January 10, 2022

ATTACHMENT A

COMPARED ATTRIBUTES

Attribute	Source Document(s)
Property Address	Appraisal/Engineering Report
Property City	Appraisal
Property State	Appraisal
Property Zip Code	Appraisal
Property County	Appraisal
Year Built	Appraisal/Engineering Report
Year Renovated	Appraisal/Engineering Report
Property Type	Appraisal
Specific Property Type	Appraisal
No of Units	Certified Rent Roll/Underwritten Rent Roll/STR Report/Appraisal
Unit of Measure	Certified Rent Roll/Underwritten Rent Roll/STR Report/Appraisal
Occupancy %	Certified Rent Roll/Underwritten Rent Roll/STR Report
Occupancy Source Date	Certified Rent Roll/Underwritten Rent Roll/STR Report
Loan Purpose (Acquisition, Refinance, DPO)	Settlement Statement/Sale Purchase Agreement
Assumed Loan (Y/N)	Loan Agreement/Promissory Note/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement
Borrower Name	Loan Agreement/Promissory Note/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement
Principals (Individuals)	Loan Agreement/Promissory Note/Guaranty Agreement/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Organization Chart
Related Borrower (Y/N)	Loan Agreement/Promissory Note/Guaranty Agreement/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement
Note Date	Loan Agreement/Promissory Note/Deed of Trust/Indenture/Mezzanine Loan

ATTACHMENT A

Attribute	Source Document(s)
Agreement/Mezzanine Promissory Note/Amended Loan Agreement
First Payment Date	Loan Agreement/Promissory Note/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement
Commitment Original Balance ($)	Loan Agreement/Promissory Note/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement
Initial Funded Amount ($)	Loan Agreement/Promissory Note/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement
Future Funding Trigger / Requirements	Loan Agreement/Promissory Note/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement
Loan Current Commitment Balance	Servicing Schedule provided by the Company
Loan Cut-off Date Balance ($)	Servicing Schedule provided by the Company
Collateral Interest Cut-off Date Balance ($)	Provided by the Company
Initial Maturity Date	Loan Agreement/Promissory Note/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement/Extension Notice
Extension Options	Loan Agreement/Promissory Note/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement/Extension Notice
Extension Options Description	Loan Agreement/Promissory Note/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement/Extension Notice

ATTACHMENT A

Attribute	Source Document(s)
1st Extension Option Description	Loan Agreement/Promissory Note/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement/Extension Notice
First Extension Fee %	Loan Agreement/Promissory Note/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement/Extension Notice
First Extension Period (Months)	Loan Agreement/Promissory Note/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement/Extension Notice
First Extension Cap	Loan Agreement/Promissory Note/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement/Extension Notice
2nd Extension Option Description	Loan Agreement/Promissory Note/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement/Extension Notice
Second Extension Fee %	Loan Agreement/Promissory Note/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement/Extension Notice
Second Extension Period (Months)	Loan Agreement/Promissory Note/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement/Extension Notice
Second Extension Cap	Loan Agreement/Promissory Note/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement/Extension Notice
3rd Extension Option Description	Loan Agreement/Promissory Note/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement/Extension Notice
Third Extension Fee %	Loan Agreement/Promissory Note/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement/Extension Notice
Third Extension Period (Months)	Loan Agreement/Promissory Note/Deed of Trust/Indenture/Mezzanine Loan

ATTACHMENT A

Attribute	Source Document(s)
Agreement/Mezzanine Promissory Note/Amended Loan Agreement/Extension Notice
Third Extension Cap	Loan Agreement/Promissory Note/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement/Extension Notice
4th Extension Option Description	Loan Agreement/Promissory Note/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement/Extension Notice
Fourth Extension Fee %	Loan Agreement/Promissory Note/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement/Extension Notice
Fourth Extension Period (Months)	Loan Agreement/Promissory Note/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement/Extension Notice
Fourth Extension Cap	Loan Agreement/Promissory Note/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement/Extension Notice
5th Extension Option Description	Loan Agreement/Promissory Note/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement/Extension Notice
Fifth Extension Fee %	Loan Agreement/Promissory Note/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement/Extension Notice
Fifth Extension Period (Months)	Loan Agreement/Promissory Note/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement/Extension Notice
Fifth Extension Cap	Loan Agreement/Promissory Note/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement/Extension Notice
Exit Fee %	Loan Agreement/Promissory Note/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement

ATTACHMENT A

Attribute	Source Document(s)
Exit Fee Balance	Loan Agreement/Promissory Note/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement
Fully Extended Maturity Date	Loan Agreement/Promissory Note/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement/Extension Notice
Rate Type	Loan Agreement/Promissory Note/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement/Extension Notice
Index for Floating Rate	Loan Agreement/Promissory Note/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement
Fully Funded Loan Margin %	Loan Agreement/Promissory Note/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement
Collateral Interest Margin %	Loan Agreement/Promissory Note/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement
Junior Participation Margin	Loan Agreement/Promissory Note/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement
Rounding Factor	Loan Agreement/Promissory Note/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement
Time of Rounding (Before Spread, After Spread)	Loan Agreement/Promissory Note/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement
Rounding Direction	Loan Agreement/Promissory Note/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement
Lookback Period	Loan Agreement/Promissory Note/Deed of Trust/Indenture/Mezzanine Loan

ATTACHMENT A

Attribute	Source Document(s)
Agreement/Mezzanine Promissory Note/Amended Loan Agreement
LIBOR Cap Provider	Rate Cap Agreement/Rate Cap Confirmation
LIBOR Cap Provider Rating (SP/Moody)	Bloomberg Screenshot
LIBOR Cap Termination Date	Rate Cap Agreement/Rate Cap Confirmation
LIBOR Cap Notional Amount	Rate Cap Agreement/Rate Cap Confirmation
LIBOR Floor %	Loan Agreement/Promissory Note/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement
LIBOR Cap Strike Price %	Rate Cap Agreement/Rate Cap Confirmation/Loan Agreement/Mezzanine Loan Agreement
Interest Accrual Basis	Loan Agreement/Promissory Note/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement
Interest Rate Change	Loan Agreement/Promissory Note/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement
Interest Rate Change Amount	Loan Agreement/Promissory Note/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement
Interest Rate Change Trigger	Loan Agreement/Promissory Note/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement
Grace Period Default (Days)	Loan Agreement/Promissory Note/Deed of Trust/Indenture/Mezzanine Loan

ATTACHMENT A

Attribute	Source Document(s)
Agreement/Mezzanine Promissory Note/Amended Loan Agreement
Grace Period Late (Days)	Loan Agreement/Promissory Note/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement
Grace Period Balloon (Days)	Loan Agreement/Promissory Note/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement
Original Prepayment Provision	Loan Agreement/Promissory Note/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement
Remaining Prepayment Provision	Loan Agreement/Promissory Note/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement
Original Yield Maintenance or Minimum Interest Term	Loan Agreement/Promissory Note/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement
Rate for Prepayment Protection	Loan Agreement/Promissory Note/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement
Partial Release and/or Partial Prepayment (Y/N)	Loan Agreement/Promissory Note/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement
Partial Release and/or Prepayment Description	Loan Agreement/Promissory Note/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement
Amortization Type During Initial Term	Loan Agreement/Promissory Note/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement
Amortization Type During Extensions	Loan Agreement/Promissory Note/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement

ATTACHMENT A

Attribute	Source Document(s)
Amortization Type	Loan Agreement/Promissory Note/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement
IO Number of Months	Loan Agreement/Promissory Note/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement
IO Number of Months through Fully Extended Loan Term	Loan Agreement/Promissory Note/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement
Amortization Style	Loan Agreement/Promissory Note/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement
Amort Number of Months	Loan Agreement/Promissory Note/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement
Amortization Rate	Loan Agreement/Promissory Note/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement
Amortization Rate Mechanics	Loan Agreement/Promissory Note/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement
Amortization Basis	Loan Agreement/Promissory Note/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement
Origination Date Appraisal Date	Appraisal
Origination Date Appraised Value	Appraisal
Appraisal Valuation Date	Appraisal
As-Is Appraised Value	Appraisal
Stabilized Appraised Value	Appraisal
Appraisal Anticipated Stabilization Date	Appraisal

ATTACHMENT A

Attribute	Source Document(s)
USPAP Appraisal (Y/N)	Appraisal
FIRREA Appraisal (Y/N)	Appraisal
Third Most Recent As Of Date	Underwritten Cash Flow Statement
Third Most Recent Actual Revenues	Underwritten Cash Flow Statement
Third Most Recent Actual Expenses	Underwritten Cash Flow Statement
Third Most Recent Actual NOI	Underwritten Cash Flow Statement
Third Most Recent Actual NCF	Underwritten Cash Flow Statement
Second Most Recent As Of Date	Underwritten Cash Flow Statement
Second Most Recent Actual Revenues	Underwritten Cash Flow Statement
Second Most Recent Actual Expenses	Underwritten Cash Flow Statement
Second Most Recent Actual NOI	Underwritten Cash Flow Statement
Second Most Recent Actual NCF	Underwritten Cash Flow Statement
Most Recent As Of Date	Underwritten Cash Flow Statement
Most Recent Actual Revenues	Underwritten Cash Flow Statement
Most Recent Actual Expenses	Underwritten Cash Flow Statement
Most Recent Actual NOI	Underwritten Cash Flow Statement
Most Recent Actual NCF	Underwritten Cash Flow Statement
Underwritten Occupancy %	Underwritten Cash Flow Statement
Underwritten Revenues	Underwritten Cash Flow Statement
Underwritten Expenses	Underwritten Cash Flow Statement
Underwritten NOI	Underwritten Cash Flow Statement
Underwritten Reserves	Underwritten Cash Flow Statement
Underwritten NCF	Underwritten Cash Flow Statement
Underwritten Stabilized Occupancy %	Underwritten Cash Flow Statement
Underwritten Stabilized Revenues	Underwritten Cash Flow Statement
Underwritten Stabilized Expenses	Underwritten Cash Flow Statement
Underwritten Stabilized NOI	Underwritten Cash Flow Statement

ATTACHMENT A

Attribute	Source Document(s)
Underwritten Stabilized Reserves	Underwritten Cash Flow Statement
Underwritten Stabilized NCF	Underwritten Cash Flow Statement
Appraisal Stabilized Occupancy %	Underwritten Cash Flow Statement
Appraisal Stabilized Revenues	Underwritten Cash Flow Statement
Appraisal Stabilized Expenses	Underwritten Cash Flow Statement
Appraisal Stabilized NOI	Underwritten Cash Flow Statement
Appraisal Stabilized Reserves	Underwritten Cash Flow Statement
Appraisal Stabilized NCF	Underwritten Cash Flow Statement
Lien Position	Title Policy
Full Recourse (Y/N/Partial)	Guaranty Agreement/Loan Agreement
Recourse Provisions	Guaranty Agreement/Loan Agreement
Recourse Carveout Guarantor	Guaranty Agreement/Loan Agreement
Title Vesting (Fee/Leasehold/Both)	Title Policy
Ground Lease Payment (Annual)	Ground Lease/Estoppel
Ground Lease Initial Expiration Date	Ground Lease/Estoppel
Ground Lease Extension (Y/N)	Ground Lease/Estoppel
# of Ground Lease Extension Options	Ground Lease/Estoppel
Ground Lease Expiration Date with Extension	Ground Lease/Estoppel
Type of Lockbox	Loan Agreement/Promissory Note/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement
Cash Management (Springing/In-place)	Loan Agreement/Promissory Note/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement/Cash Management Agreement/Tenant Direction Letter
Lockbox Trigger Event	Loan Agreement/Promissory Note/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement/Cash Management Agreement

ATTACHMENT A

Attribute	Source Document(s)
Upfront Engineering/Deferred Maintenance Escrow	Loan Agreement/Cash Management Agreement/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement/Settlement Statement
Engineering/Deferred Maintenance Escrow (Cut-off Date)	Settlement Statement/Servicing Tape provided by the Company/Servicing Screenshot
Upfront Environmental Escrow	Loan Agreement/Cash Management Agreement/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement/Settlement Statement
Environmental Escrow (Cut-off Date)	Settlement Statement/Servicing Tape provided by the Company/Servicing Screenshot
Upfront Tax Escrow	Loan Agreement/Cash Management Agreement/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement/Settlement Statement
Tax Escrow (Cut-off Date)	Settlement Statement/Servicing Tape provided by the Company/Servicing Screenshot
Tax Escrow (Monthly)	Loan Agreement/Cash Management Agreement/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement/Settlement Statement/Servicing Tape provided by the Company/Servicing Screenshot
Tax Escrow Cap	Loan Agreement/Cash Management Agreement/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement
Springing Tax Escrow Description	Loan Agreement/Cash Management Agreement/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement
Upfront Insurance Escrow	Loan Agreement/Cash Management Agreement/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement/Settlement Statement
Insurance Escrow (Cut-off Date)	Settlement Statement/Servicing Tape provided by the Company/Servicing Screenshot
Insurance Escrow (Monthly)	Loan Agreement/Cash Management Agreement/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended

ATTACHMENT A

Attribute	Source Document(s)
Loan Agreement/Settlement Statement/Servicing Tape provided by the Company/Servicing Screenshot
Insurance Cap	Loan Agreement/Cash Management Agreement/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement
Springing Insurance Escrow Description	Loan Agreement/Cash Management Agreement/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement
Upfront Replacement Reserve	Loan Agreement/Cash Management Agreement/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement/Settlement Statement
Replacement Reserve (Cut-off Date)	Settlement Statement/Servicing Tape provided by the Company/Servicing Screenshot
Replacement Reserve (Monthly)	Loan Agreement/Cash Management Agreement/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement/Settlement Statement/Servicing Tape provided by the Company/Servicing Screenshot
Replacement Reserve Cap	Loan Agreement/Cash Management Agreement/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement
Springing Replacement Reserve Description	Loan Agreement/Cash Management Agreement/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement/Settlement Statement
Upfront TI/LC Reserve	Loan Agreement/Cash Management Agreement/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement/Settlement Statement
TI/LC Reserve (Cut-off Date)	Settlement Statement/Servicing Tape provided by the Company/Servicing Screenshot
Monthly TI/LC Reserve ($)	Loan Agreement/Cash Management Agreement/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement/Settlement Statement/Servicing Tape provided by the Company/Servicing Screenshot
TI/LC Reserve Cap ($)	Loan Agreement/Cash Management Agreement/Deed of Trust/Indenture/Mezzanine Loan

ATTACHMENT A

Attribute	Source Document(s)
Agreement/Mezzanine Promissory Note/Amended Loan Agreement
Springing TI/LC Reserve Description	Loan Agreement/Cash Management Agreement/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement
Upfront Other Reserve 1 ($)	Loan Agreement/Cash Management Agreement/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement/Settlement Statement
Cut-off Other Reserve 1 ($)	Settlement Statement/Servicing Tape provided by the Company/Servicing Screenshot
Other Escrow 1 (Monthly)	Loan Agreement/Cash Management Agreement/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement
Other Escrow 1 Cap	Loan Agreement/Cash Management Agreement/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement
Other (Springing) Escrow Reserve 1 Description	Loan Agreement/Cash Management Agreement/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement
Upfront Other Reserve 2 ($)	Loan Agreement/Cash Management Agreement/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement
Cut-off Other Reserve 2 ($)	Settlement Statement/Servicing Tape provided by the Company/Servicing Screenshot
Other Escrow 2 (Monthly)	Loan Agreement/Cash Management Agreement/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement
Other Escrow 2 Cap	Loan Agreement/Cash Management Agreement/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement
Other (Springing) Escrow Reserve 2 Description	Loan Agreement/Cash Management Agreement/Deed of Trust/Indenture/Mezzanine Loan

ATTACHMENT A

Attribute	Source Document(s)
Agreement/Mezzanine Promissory Note/Amended Loan Agreement
Engineering Report Date	Engineering Report
Environmental Report Date (Phase I)	Environmental Report
Environmental Report Date (Phase II)	Environmental Report
Environmental Insurance (Y/N)	Insurance Binder
Seismic Report Date	Seismic Report/Engineering Report
Seismic PML %	Seismic Report/Engineering Report
Seismic Insurance Obtained if PML >= 20% (Y/N)	Seismic Report/Engineering Report
Single-Tenant (Y/N)	Underwritten Rent Roll Statement
Property Manager	Management Agreement/Loan Agreement
TIC (Y/N)	Loan Agreement/TIC Agreement/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement
Max Number of TICs	Loan Agreement/TIC Agreement/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement
Single Purpose Borrower (Y/N)	Loan Agreement/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement
Independent Director (Y/N)	Loan Agreement/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement
Borrower Non Consolidation Opinion (Y/N)	Non Consolidation Opinion
DST (Y/N)	Loan Agreement/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement
IDOT (Y/N)	Loan Agreement/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement
Largest Tenant Name	Underwritten Rent Roll Statement
Largest Tenant SqFt	Underwritten Rent Roll Statement

ATTACHMENT A

Attribute	Source Document(s)
Largest Tenant Exp Date	Underwritten Rent Roll Statement
2nd Largest Tenant Name	Underwritten Rent Roll Statement
2nd Largest Tenant SqFt	Underwritten Rent Roll Statement
2nd Largest Tenant Exp Date	Underwritten Rent Roll Statement
3rd Largest Tenant Name	Underwritten Rent Roll Statement
3rd Largest Tenant SqFt	Underwritten Rent Roll Statement
3rd Largest Tenant Exp Date	Underwritten Rent Roll Statement
4th Largest Tenant Name	Underwritten Rent Roll Statement
4th Largest Tenant Sqft	Underwritten Rent Roll Statement
4th Largest Tenant Exp Date	Underwritten Rent Roll Statement
5th Largest Tenant Name	Underwritten Rent Roll Statement
5th Largest Tenant Sqft	Underwritten Rent Roll Statement
5th Largest Tenant Exp Date	Underwritten Rent Roll Statement
Senior Debt Amount	Loan Agreement/Promissory Note/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement
Senior Debt Holder	Loan Agreement/Promissory Note/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement
Rate	Loan Agreement/Promissory Note/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement
Floor	Loan Agreement/Promissory Note/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement
Maturity	Loan Agreement/Promissory Note/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement
Amort	Loan Agreement/Promissory Note/Deed of Trust/Indenture/Mezzanine Loan

ATTACHMENT A

Attribute	Source Document(s)
Agreement/Mezzanine Promissory Note/Amended Loan Agreement
In-place Senior Debt Service	Loan Agreement/Promissory Note/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement
As Stabilized Senior Debt Service	Loan Agreement/Promissory Note/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement
Cut-off Date Subordinate Debt/Mezz Loan Bal ($)	Loan Agreement/Mezzanine Loan Agreement/Subordinate Debt Loan Agreement/Servicing Tape provided by the Company/Servicing Screenshot
Subordinate Debt Type	Loan Agreement/Mezzanine Loan Agreement/Subordinate Debt Loan Agreement/B Note
Subordinate Debt Type Interest Rate	Loan Agreement/Mezzanine Loan Agreement/Subordinate Debt Loan Agreement/Servicing Tape provided by the Company/Servicing Screenshot
Permitted Future Debt (Y/N)	Loan Agreement/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement
Type	Loan Agreement/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement
Previous Securitization	Offering Memorandum/Subsequent Transfer Instrument
Pari Passu In Previous	Offering Memorandum/Subsequent Transfer Instrument
Lender	Loan Agreement/Deed of Trust/Indenture/Mezzanine Loan Agreement/Mezzanine Promissory Note/Amended Loan Agreement

ATTACHMENT B

RECOMPUTED ATTRIBUTES

Attribute	Calculation Methodology
Loan Annual Debt Service Payment (IO)	Loan Cut-off Date Balance ($) multiplied by Interest Accrual Basis multiplied by Fully Funded Loan Rate %
Loan Annual Debt Service Payment (P&I)	Loan Cut-off Date Balance ($) multiplied by Interest Accrual Basis multiplied by Fully Funded Loan Rate %
Loan Annual Debt Service Payment (Cap)	Loan Cut-off Date Balance ($) multiplied by Interest Accrual Basis multiplied by Loan Rate Cap
Collateral Interest Annual Debt Service Payment (IO)	Product of i) Collateral Interest Cut-off Date Balance divided by Loan Cut-off Date Balance ($), and ii) Loan Annual Debt Service Payment (IO)
Collateral Interest Annual Debt Service Payment (P&I)	Product of i) Collateral Interest Cut-off Date Balance divided by Loan Cut-off Date Balance ($), and ii) Loan Annual Debt Service Payment (P&I)
Collateral Interest Annual Debt Service Payment (Cap)	Product of i) Collateral Interest Cut-off Date Balance divided by Loan Cut-off Date Balance ($), and ii) Loan Annual Debt Service Payment (Cap)
Origination Date Future Funding Commitment ($)	Commitment Original Balance ($) minus Initial Funded Amount ($)
Cut-off Date Future Funding Remaining Balance ($)	Loan Current Commitment Balance minus Loan Cut- off Date Balance ($)
Loan % of Total Cut-off Date Balance	Loan Cut-off Date Balance ($) divided by the aggregate Loan Cut-off Date Balance ($) of all loans related to the Collateral Interests
Loan Balloon Payment ($)	Set to equal Loan Current Commitment Balance
Collateral Interest % of Total Cut-off Date Balance	Collateral Interest Cut-off Date Balance ($) divided by the aggregate Collateral Interest Cut-off Date Balance ($) of all Collateral Interests
Collateral Interest Balloon Balance ($)	Product of i) Loan Balloon Payment ($) divided by Loan Current Commitment Balance, and ii) Loan Balloon Payment ($)
Pari Passu	Loan Cut-off Date Balance ($) minus Collateral Interest Cut-off Date Balance ($)
Loan Cut-off Date Balance / Unit ($)	Loan Cut-off Date Balance divided by No of Units

ATTACHMENT B

Attribute	Calculation Methodology
Committed Loan Cut-off Date Balance / Unit ($)	Loan Current Commitment Balance divided by No of Units
Loan Balloon Payment / Unit ($)	Loan Balloon Payment ($) divided by No of Units
Collateral Interest Cut-off Date Balance / Unit	Set to equal Loan Cut-off Date Balance / Unit ($)
Committed Collateral Interest Cut-off Date Balance / Unit	Set to equal Committed Loan Cut-off Date Balance / Unit ($)
Collateral Interest Balloon / Unit	Set to equal Loan Balloon Payment / Unit ($)
Initial Loan Term (Original)	Number of payments between the Initial Maturity Date and Cut-off Date
Cut-off Date Initial Loan Term (Remaining)	Initial Loan Term (Original) minus Cut-off Date Seasoning
Cut-off Date Seasoning	Number of payments between the First Payment Date and Cut-off Date
First Extension Fee ($)	First Extension Fee % multiplied by Loan Current Commitment Balance
First Extension Floor	Set to equal Loan Rate Floor if applicable
Second Extension Fee ($)	Second Extension Fee % multiplied by Loan Current Commitment Balance
Second Extension Floor	Set to equal Loan Rate Floor if applicable
Third Extension Fee ($)	Third Extension Fee % multiplied by Loan Current Commitment Balance
Third Extension Floor	Set to equal Loan Rate Floor if applicable
Fourth Extension Fee ($)	Fourth Extension Fee % multiplied by Loan Current Commitment Balance
Fourth Extension Floor	Set to equal Loan Rate Floor if applicable
Fifth Extension Fee ($)	Fifth Extension Fee % multiplied by Loan Current Commitment Balance
Fifth Extension Floor	Set to equal Loan Rate Floor if applicable

ATTACHMENT B

Attribute	Calculation Methodology
Exit Fee ($)	Exit Fee % multiplied by Loan Current Commitment Balance
Fully Extended Loan Term (Original)	Number of payments between the First Payment Date and Fully Extended Maturity Date
Fully Extended Loan Term (Remaining)	Fully Extended Loan Term (Original) minus Cut-off Date Seasoning
Loan Rate Floor	Fully Funded Mortgage Loan Margin % plus the greater of i) LIBOR Floor % and ii) Assumed LIBOR
Loan Rate Cap	Fully Funded Loan Margin % plus LIBOR Cap Strike Price % if applicable
Collateral Interest Rate Floor	Set to equal Loan Rate Floor
Collateral Interest Rate Cap	Set to equal Loan Rate Cap
Fully Funded Loan Rate %	The sum of the Fully Funded Mortgage Loan Margin % and Assumed LIBOR rounded by the respective rounding factor subject to (i) Loan Rate Floor and (ii) Loan Rate Cap
Fully Funded Collateral Interest Rate %	Set to equal Fully Funded Loan Rate %
B Note / Mezz Loan %	Cut-off Date Subordinate Debt/Mezz Loan Bal ($) divided by Cut-off Date Subordinate Debt/Mezz Loan Bal ($) plus Loan Current Commitment Balance
Origination Date LTV Ratio	Initial Funded Amount ($) divided by Origination Date Appraised Value
Loan Cut-off Date (As-Is) LTV Ratio	Loan Cut-off Date Balance divided by As-Is Appraised Value
Collateral Interest Cut-off Date (As-Is) LTV Ratio	Set to equal Loan Cut-off Date (As-Is) LTV Ratio
Committed Loan (Stabilized) LTV Ratio	Loan Current Commitment Balance divided by Stabilized Appraised Value
Committed Collateral Interest (Stabilized) LTV Ratio	Set to equal Committed Loan (Stabilized) LTV Ratio
Loan Maturity Date Stabilized LTV Ratio	Loan Balloon Payment ($) divided by Stabilized Appraised Value
Collateral Interest Maturity Date Stabilized LTV Ratio	Set to equal Loan Maturity Date Stabilized LTV Ratio

ATTACHMENT B

Attribute	Calculation Methodology
Loan Most Recent NOI DSCR	Most Recent Actual NOI divided by Loan Annual Debt Service Payment (P&I)
Loan Most Recent NCF DSCR	Most Recent Actual NCF divided by Loan Annual Debt Service Payment (P&I)
Cut-off Date Loan Most Recent NOI Debt Yield	Most Recent Actual NOI divided by Loan Cut-off Date Balance ($)
Cut-off Date Loan Most Recent NCF Debt Yield	Most Recent Actual NCF divided by Loan Cut-off Date Balance ($)
Collateral Interest Most Recent NOI DSCR	Set to equal Loan Most Recent NOI DSCR
Collateral Interest Most Recent NCF DSCR	Set to equal Loan Most Recent NCF DSCR
Cut-off Date Collateral Interest Most Recent NOI Debt Yield	Set to equal Collateral Interest Cut-off Date Loan Most Recent NOI Debt Yield
Cut-off Date Collateral Interest Most Recent NCF Debt Yield	Set to equal Collateral Interest Cut-off Date Loan Most Recent NCF Debt Yield
Loan Underwritten NOI DSCR	Underwritten NOI divided by Loan Annual Debt Service Payment (P&I)
Loan Underwritten NCF DSCR	Underwritten NCF divided by Loan Annual Debt Service Payment (P&I)
Cut-off Date Loan Underwritten NOI Debt Yield	Underwritten NOI divided by Loan Cut-off Date Balance ($)
Cut-off Date Loan Underwritten NCF Debt Yield	Underwritten NCF divided by Loan Cut-off Date Balance ($)
Collateral Interest Underwritten NOI DSCR	Set to equal Loan Underwritten NOI DSCR
Collateral Interest Underwritten NCF DSCR	Set to equal Loan Underwritten NCF DSCR
Cut-off Date Collateral Interest Underwritten NOI Debt Yield	Set to equal Cut-off Date Loan Underwritten NOI Debt Yield
Cut-off Date Collateral Interest Underwritten NCF Debt Yield	Set to equal Cut-off Date Loan Underwritten NCF Debt Yield

ATTACHMENT B

Attribute	Calculation Methodology
Fully Funded Loan Underwritten Stabilized NOI DSCR	Underwritten Stabilized NOI divided by the product of i) Fully Funded Loan Rate %, ii) Loan Balloon Payment ($), and Interest Accrual Basis
Fully Funded Loan Underwritten Stabilized NCF DSCR	Underwritten Stabilized NCF divided by the product of i) Fully Funded Loan Rate %, ii) Loan Balloon Payment ($), and Interest Accrual Basis
Fully Funded Loan Underwritten Stabilized NOI Debt Yield	Underwritten Stabilized NOI divided by Loan Balloon Payment ($)
Fully Funded Loan Underwritten Stabilized NCF Debt Yield	Underwritten Stabilized NCF divided by Loan Balloon Payment ($)
Fully Funded Collateral Interest Underwritten Stabilized NOI DSCR	Set to equal Fully Funded Loan Underwritten Stabilized NOI DSCR
Fully Funded Collateral Interest Underwritten Stabilized NCF DSCR	Set to equal Fully Funded Loan Underwritten Stabilized NCF DSCR
Fully Funded Collateral Interest Underwritten Stabilized NOI Debt Yield	Set to equal Fully Funded Loan Underwritten Stabilized NOI Debt Yield
Fully Funded Collateral Interest Underwritten Stabilized NCF Debt Yield	Set to equal Fully Funded Loan Underwritten Stabilized NCF Debt Yield
Fully Funded Loan Appraisal Stabilized NOI DSCR	Appraisal Stabilized NOI divided by the product of i) Fully Funded Loan Rate %, ii) Loan Balloon Payment ($), and Interest Accrual Basis
Fully Funded Loan Appraisal Stabilized NCF DSCR	Appraisal Stabilized NCF divided by the product of i) Fully Funded Loan Rate %, ii) Loan Balloon Payment ($), and Interest Accrual Basis
Fully Funded Loan Appraisal Stabilized NOI Debt Yield	Appraisal Stabilized NOI divided by Loan Balloon Payment ($)
Fully Funded Loan Appraisal Stabilized NCF Debt Yield	Appraisal Stabilized NCF divided by Loan Balloon Payment ($)
Fully Funded Collateral Interest Appraisal Stabilized NOI DSCR	Set to equal Fully Funded Loan Appraisal Stabilized NOI DSCR
Fully Funded Collateral Interest Appraisal Stabilized NCF DSCR	Set to equal Fully Funded Loan Appraisal Stabilized NCF DSCR
Fully Funded Collateral Interest Appraisal Stabilized NOI Debt Yield	Set to equal Fully Funded Loan Appraisal Stabilized NOI Debt Yield
Fully Funded Collateral Interest Appraisal Stabilized NCF Debt Yield	Set to equal Fully Funded Loan Appraisal Stabilized NCF Debt Yield

ATTACHMENT B

Attribute	Calculation Methodology
Cut-off Date Total Debt Balance	Loan Cut-off Date Balance plus Cut-off Date Subordinate Debt/Mezz Loan Bal ($)
Cut-off Date Total Debt As-Is LTV	Cut-off Date Total Debt Balance divided by As-Is Appraised Value
Cut-off Date Total Debt Ann Debt Service ($)	Loan Annual Debt Service Payment (P&I) plus the product of i) Cut-off Date Subordinate Debt/Mezz Loan Bal ($), ii) Subordinate Debt Type Interest Rate, and iii) Interest Accrual Basis
Cut-off Date Total Debt UW NCF DSCR	Underwritten NCF divided by Cut-off Date Total Debt Ann Debt Service ($)

ATTACHMENT C

INSTRUCTIONS

1.	For those Compared Attributes with the Source Document indicated as “Provided by the Company” we were instructed by the Company to assume the attribute is accurate and not perform any procedure.

2.	We were instructed by the Company to follow the instructions listed below pertaining to the applicable Collateral Interest and Compared Attribute(s) or Recomputed Attribute(s):

Property Name(s)	Compared Attribute(s) or Recomputed Attribute(s)	Company Instruction
Thesis; Trademark; The National; Life Time Coral Gables	Loan Underwritten NOI DSCR; Loan Underwritten NCF DSCR; Collateral Interest Underwritten NOI DSCR; Collateral Interest Underwritten NCF DSCR; Cut-off Date Total Debt UW NCF DSCR	Provided by the Company
Vantage Apartments	Previous Securitization; Pari Passu In Previous	Provided by the Company
Dolce Living Twin Creeks	Independent Director (Y/N)	Provided by the Company
TMC I; TMC II	Commitment Original Balance ($)	Provided by the Company
The National	Property Type; Specific Property Type	Provided by the Company
Anthem Row; Anthem Row – First Mortgage; Anthem Row – Second Mortgage; Anthem Row - Mezzanine	Origination Date Future Funding Commitment ($); Future Funding Trigger / Requirements; Cut-off Date Future Funding Remaining Balance ($); Partial Release and/or Partial Prepayment (Y/N); Partial Release and/or Prepayment Description	Provided by the Company
Lakeshore Towers	Title Vesting (Fee/Leasehold/Both)	Provided by the Company
Tysons Metro Center - First Mortgage; Tysons Metro Center - Mezzanine	Future Funding Trigger / Requirements	Provided by the Company